Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

NOTE 10 – QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

          The following is a summary of quarterly results of operations (unaudited) for the years ended December 31, 2011 and 2010 (in thousands of dollars, except per share amounts):

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
2011
Royalties	$5,415	$6,543	$6,473	$8,184
Interest and other income	34	29	21	40
Total revenues	5,449	6,572	6,494	8,224
Expenses	954	919	838	980
Net income	$4,495	$5,653	$5,656	$7,244
Earnings per share	$3.00	$3.77	$3.77	$4.83

2010
Royalties	$3,088	$5,257	$6,000	$6,288
Interest and other income	82	32	67	52
Total revenues	3,170	5,289	6,067	6,340
Expenses	849	845	824	879
Net income	$2,321	$4,444	$5,243	$5,461
Earnings per share	$1.55	$2.96	$3.50	$3.64